Putnam Municipal Opportunities Trust
The fund's portfolio
7/31/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.40% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (137.1%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.7%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$1,700,000	$1,844,092
Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB	2,000,000	2,397,380
Jefferson, Cnty. Rev. Bonds, (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,474,894
5.00%, 9/15/33	AA	275,000	329,170
Selma, Indl. Dev. Board Rev. Bonds, (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 5.80%, 5/1/34	Baa2	750,000	772,913

			7,818,449
Arizona (3.7%)
AZ Indl. Dev. Auth. Student Hsg. Rev. Bonds, (NCCU Properties, LLC Central U.), BAM, 5.00%, 6/1/49	AA	2,000,000	2,342,880
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	510,000	544,644
AZ State Lottery Rev. Bonds, 5.00%, 7/1/29(WIS)	AA+	3,000,000	3,859,530
Casa Grande, Indl. Dev. Auth. Rev. Bonds, (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (acquired 6/19/14, cost $9,042)(F)(RES)	D/P	3,025,000	9,042
Chandler, Indl. Dev. Auth. Mandatory Put Bonds (6/3/24), (Intel Corp.), 5.00%, 6/1/49	A1	1,300,000	1,505,881
Glendale, Indl. Dev. Auth. Rev. Bonds, (Midwestern U.), 5.125%, 5/15/40	A	2,125,000	2,181,206
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	350,000	389,708
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	500,000	531,165
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	480,000	497,035
Pinal Cnty., Indl. Dev. Auth. Env. Fac. 144A Rev. Bonds, (Green Bond), 7.25%, 10/1/33	BB-/P	865,000	948,550
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,350,000	1,753,623
Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds, (Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	A2	500,000	588,610
Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds, (Yuma Regl. Med. Ctr.), Ser. A, 5.00%, 8/1/32	A	2,065,000	2,359,324

			17,511,198
California (3.9%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/32	A-/F	550,000	592,334
Burbank, Unified School Dist. G.O. Bonds, (Election of 1997), Ser. C, NATL, FGIC, zero %, 8/1/23	AA-	1,000,000	943,130
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 1.42%, 8/1/52	VMIG 1	350,000	350,000
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	BBB+	400,000	450,936
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.)
5.10%, 6/1/40	A	3,500,000	3,618,335
4.75%, 11/1/46	A	750,000	843,533
CA State Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds, (American Wtr. Cap. Corp.), 5.25%, 8/1/40	A	1,000,000	1,042,170
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	494,897
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	2,500,000	2,526,300
Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds, (Laxfuel Corp.), 4.50%, 1/1/27	A	600,000	638,040
North Natomas, Cmnty. Fac. Special Tax Bonds, (Dist. No. 4), Ser. E, 5.00%, 9/1/30	BBB+	1,250,000	1,409,288
Sacramento, Regl. Trans. Dist. Rev. Bonds, (Farebox), 5.00%, 3/1/42	A3	1,320,000	1,367,837
San Diego Cnty., Regl. Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 7/1/40	A2	3,750,000	3,872,475
Sunnyvale, Cmnty. Fac. Dist. Special Tax Bonds, 7.65%, 8/1/21	B+/P	150,000	150,495

			18,299,770
Colorado (2.5%)
CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43 (Prerefunded 6/1/23)	BBB+	600,000	694,698
(Valley View Hosp. Assn.), 5.00%, 5/15/40	A-	1,000,000	1,121,400
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	A-/F	1,000,000	1,123,650
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33 (Prerefunded 6/1/22)	BBB+	1,650,000	1,818,119
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	550,000	599,044
Denver City & Cnty., Arpt. Rev. Bonds, (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	950,000	1,096,519
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), (Sr. Libor Index), Ser. B, 2.568%, 9/1/39	A2	1,400,000	1,413,412
Park Creek, Metro. Dist. Tax Allocation Bonds, (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	200,000	223,800
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,250,000	3,352,388

			11,443,030
Connecticut (1.0%)
CT State G.O. Bonds, Ser. A, 5.00%, 4/15/35	A1	3,025,000	3,700,936
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,000,000	1,116,900

			4,817,836
Delaware (0.5%)
DE State Econ. Dev. Auth. Rev. Bonds, (Delmarva Pwr.), 5.40%, 2/1/31	A-	1,100,000	1,139,105
DE State Hlth. Fac. Auth. Rev. Bonds, (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,000,000	1,082,270

			2,221,375
District of Columbia (1.4%)
DC Rev. Bonds, (Howard U.), Ser. A, 6.50%, 10/1/41	BBB-	1,575,000	1,646,474
DC U. Rev. Bonds, (Gallaudet U.), 5.50%, 4/1/34	A+	1,000,000	1,065,720
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
Ser. A, 5.00%, 10/1/39	A2	2,000,000	2,012,760
(Metrorail), Ser. A, zero %, 10/1/37	Baa1	3,700,000	1,945,164

			6,670,118
Florida (3.7%)
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,547,338
Jacksonville, Port Auth. Rev. Bonds, 5.00%, 11/1/38	A2	600,000	649,944
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	1,350,000	1,510,286
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	1,400,000	1,425,634
Miami-Dade Cnty., Rev. Bonds, (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,260,610
Miami-Dade Cnty., Aviation Rev. Bonds
Ser. A, 5.00%, 10/1/32	A2	3,790,000	4,354,862
5.00%, 10/1/28	A2	500,000	581,730
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,350,000	1,496,340
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	1,000,000	1,055,220
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	360,000	404,615

			17,286,579
Georgia (5.9%)
Atlanta, Tax Alloc. Bonds, (Atlantic Station)
5.00%, 12/1/22	A3	1,625,000	1,806,334
5.00%, 12/1/21	A3	875,000	945,429
Atlanta, Arpt. Rev. Bonds, (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	1,250,000	1,268,913
Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa2	4,500,000	4,557,420
Fulton Cnty., Dev. Auth. Rev. Bonds, (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	1,350,000	1,476,320
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,050,000	1,151,115
5.00%, 3/1/37	BBB-/F	1,100,000	1,221,363
Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds, (Northeast GA Hlth. Syst.), Ser. B
5.25%, 2/15/45	AA-	1,535,000	1,562,615
U.S. Govt. Coll., 5.25%, 2/15/45 (Prerefunded 2/15/20)	AAA/P	4,965,000	5,075,918
Main Street Natural Gas, Inc. Mandatory Put Bonds (12/2/24), Ser. B, 4.00%, 8/1/49	Aa1	3,300,000	3,689,631
Muni. Election Auth. of GA Rev. Bonds, (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A	3,500,000	3,837,995
Richmond Cnty., Hosp. Auth. Rev. Bonds, (U. Hlth. Svcs., Inc.), 5.00%, 1/1/30	A1	770,000	924,008

			27,517,061
Idaho (0.1%)
ID State Hlth. Fac. Auth. Rev. Bonds, (St. Luke's Hlth. Sys. Oblig. Group), Ser. A, 5.00%, 3/1/37	A3	500,000	589,690

			589,690
Illinois (20.2%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,920,000	2,250,413
Ser. G-07, 5.50%, 1/1/35	BBB+	3,175,000	3,530,441
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B+	2,250,000	2,420,573
Ser. H, 5.00%, 12/1/36	B+	500,000	556,620
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	Baa2	3,500,000	3,312,015
Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	533,315
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.375%, 1/1/39	A2	1,250,000	1,392,013
Ser. C, 5.25%, 1/1/28	A2	1,320,000	1,482,703
Ser. C, 5.25%, 1/1/27	A2	2,125,000	2,391,454
Ser. A, 5.00%, 1/1/38	A	100,000	119,546
Ser. A, 5.00%, 1/1/37	A	300,000	359,913
Chicago, Trans. Auth. Sales Tax Rev. Bonds, 5.25%, 12/1/49	AA	3,000,000	3,353,280
Chicago, Waste Wtr. Transmission Rev. Bonds
Ser. C, 5.00%, 1/1/39	A	900,000	995,526
(2nd Lien), 5.00%, 1/1/39	A	1,835,000	1,988,094
Ser. A, NATL, zero %, 1/1/24	A+	1,600,000	1,461,472
Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/42	A	645,000	690,853
5.00%, 11/1/39	A	1,080,000	1,196,888
Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/21	AA	2,000,000	2,091,220
IL Fin. Auth. Rev. Bonds, (Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,500,000	2,505,225
IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,000,000	1,086,260
5.00%, 1/1/41	Baa3	500,000	539,315
5.00%, 2/1/39	Baa3	300,000	318,297
Ser. A, 5.00%, 5/1/38	Baa3	1,500,000	1,665,345
5.00%, 11/1/34	Baa3	1,000,000	1,103,240
Ser. A, 5.00%, 12/1/31	Baa3	5,750,000	6,392,103
Ser. C, 5.00%, 11/1/29	Baa3	3,275,000	3,680,576
Ser. A, 5.00%, 12/1/28	Baa3	2,500,000	2,827,575
Ser. D, 5.00%, 11/1/26	Baa3	3,250,000	3,661,093
Ser. D, 5.00%, 11/1/23	Baa3	2,370,000	2,590,505
IL State Fin. Auth. Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 2.134%, 11/1/34	A2	4,000,000	4,010,160
IL State Fin. Auth. Rev. Bonds
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	700,000	753,200
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	375,000	405,135
(Lifespace Cmntys, Inc.), Ser. A, 5.00%, 5/15/35	BBB/F	1,025,000	1,130,924
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	BB-/P	1,000,000	799,410
(Riverside Hlth.Syst.), 4.00%, 11/15/34	A+	500,000	535,765
IL State Fin. Auth. Academic Fac. Rev. Bonds, (U. of Illinois at Urbana-Champaign), Ser. A
5.00%, 10/1/51	A1	1,000,000	1,189,450
5.00%, 10/1/44	A1	1,100,000	1,322,552
5.00%, 10/1/36	A1	600,000	735,558
5.00%, 10/1/34	A1	500,000	617,790
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	2,000,000	2,233,780
5.00%, 2/15/37	Baa3	1,000,000	1,135,750
Kendall & Kane Cntys., Cmnty. United School Dist. G.O. Bonds, (No. 115 Yorkville), NATL, FGIC, zero %, 1/1/21	Aa3	1,075,000	1,049,673
Lake Cnty., Cmnty. Cons. School Dist. No. 73 Hawthorn G.O. Bonds, NATL
zero %, 12/1/21	AA+	1,300,000	1,256,281
zero %, 12/1/21 (Escrowed to maturity)	Aa2	505,000	490,320
zero %, 12/1/20	AA+	1,250,000	1,226,800
zero %, 12/1/20 (Escrowed to maturity)	Aa2	245,000	241,036
Lake Cnty., Cmnty. Construction School Dist. G.O. Bonds, (No. 073 Hawthorn), U.S. Govt. Coll., NATL
zero %, 12/1/21 (Escrowed to maturity)	AA+	145,000	140,785
zero %, 12/1/20 (Escrowed to maturity)	AA+	155,000	152,391
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.700%, 6/15/31), 12/15/37(STP)	BBB	1,000,000	657,960
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/30	Baa2	12,000,000	8,586,960
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, (Green Bond), Ser. E, 5.00%, 12/1/30	AA+	1,310,000	1,568,620
Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	1,500,000	1,738,065
Sales Tax Securitization Corp. Rev. Bonds, Ser. C, 5.50%, 1/1/36	AA-	3,500,000	4,251,450
Southern IL U. Rev. Bonds, (Hsg. & Auxiliary), Ser. A, NATL, zero %, 4/1/25	A	1,870,000	1,607,602

			94,333,290
Indiana (2.4%)
Hammond, Multi-School Bldg. Corp. Rev. Bonds, 5.00%, 7/15/38	AA+	1,750,000	2,039,135
IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A2	180,000	194,278
IN State Fin. Auth. Rev. Bonds
(BHI Sr. Living), 5.75%, 11/15/41	BBB/F	1,000,000	1,068,620
(Duke Energy Ind.), Ser. C, 4.95%, 10/1/40	Aa3	1,000,000	1,005,200
IN State Fin. Auth. Hosp. Mandatory Put Bonds (11/1/26), (Goshen Hlth. Obligated Group), Ser. B, 2.10%, 11/1/49	A-	2,700,000	2,730,105
Whiting, Env. Fac. Mandatory Put Bonds (6/5/26), (BP Products North America, Inc.), Ser. A, 5.00%, 12/1/44	A1	3,450,000	4,145,003

			11,182,341
Kentucky (2.9%)
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,000,000	1,122,950
KY State Property & Bldg. Comm. Rev. Bonds, (No. 119), 5.00%, 5/1/36	A1	1,000,000	1,189,900
KY State Pub. Energy Auth.
Gas Supply Mandatory Put Bonds (6/1/25) Ser. C-1, 4.00%, 12/1/49	A3	5,500,000	6,092,625
Gas Supply Mandatory Put Bonds (1/1/25) Ser. B, 4.00%, 1/1/49	A1	3,000,000	3,324,990
Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/32	A+	1,030,000	1,171,491
5.00%, 7/1/31	A+	385,000	438,854

			13,340,810
Louisiana (0.8%)
St. Tammany Parish Hosp. Svcs. Dist. No. 1 Rev. Bonds, (St. Tammany Parish Hosp.), Ser. A
5.00%, 7/1/37	A+/F	1,400,000	1,668,142
5.00%, 7/1/32	A+/F	1,600,000	1,947,008

			3,615,150
Maryland (0.1%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	450,000	509,441

			509,441
Massachusetts (7.2%)
MA State Dept. Trans. Rev. Bonds, (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	2,500,000	2,537,500
MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	575,000	582,987
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	500,000	545,360
(Loomis Cmntys.), Ser. A, 5.75%, 1/1/28	BBB	1,100,000	1,236,532
(Carleton-Willard Village), 5.625%, 12/1/30	A-	750,000	759,705
(Emerson College), Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	BBB+	270,000	274,412
(Intl. Charter School), 5.00%, 4/15/33	BBB-	1,000,000	1,093,650
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,470,000	5,814,938
(Partners Healthcare System, Inc.), Ser. S-1, 4.00%, 7/1/36	Aa3	4,340,000	4,869,697
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	254,614	71,674
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 1.35%, 10/1/42	VMIG 1	300,000	300,000
MA State Edl. Fin. Auth. Rev. Bonds, (Ed. Loan - Issue 1)
5.00%, 1/1/27	AA	800,000	925,072
4.375%, 1/1/32	AA	245,000	258,605
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Northeastern U.), Ser. A, 5.00%, 10/1/35	A1	3,250,000	3,369,893
MA State Hlth. & Edl. Fac. Auth. VRDN, (Baystate Med. Ctr.), Ser. J-2, 1.35%, 7/1/44	A-1	800,000	800,000
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. C, 5.35%, 12/1/42	Aa2	485,000	488,895
MA State Port Auth. Special Fac. Rev. Bonds, (Conrac), Ser. A, 5.125%, 7/1/41	A	2,855,000	3,031,839
MA State Trans. Fund Rev. Bonds, Ser. A, 5.00%, 6/1/41	Aa1	5,500,000	6,650,050

			33,610,809
Michigan (8.7%)
Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	222,425	222,138
Detroit, City School Dist. G.O. Bonds, Ser. A, AGM, 6.00%, 5/1/29	Aa1	1,000,000	1,259,380
Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,019
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), 7.50%, 7/1/39	Ba1	500,000	521,380
Karegnondi, Wtr. Auth. Rev. Bonds, (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/31	A2	2,445,000	2,767,838
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,750,000	1,966,458
MI State Bldg. Auth. Rev. Bonds, Ser. I, 4.00%, 10/15/49	Aa2	4,630,000	5,128,234
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	1,575,000	1,795,232
(MidMichigan Hlth.), 5.00%, 6/1/39	A1	1,000,000	1,117,210
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/35	A	1,100,000	1,268,960
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/34	A	1,900,000	2,197,578
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	A+	1,000,000	1,160,230
(Local Govt. Program Detroit Wtr. & Swr.), Ser. D4, 5.00%, 7/1/34	AA-	100,000	113,852
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A+	850,000	966,238
(Detroit), Ser. C-3, 5.00%, 4/1/27	Aa2	750,000	901,043
MI State Hosp. Fin. Auth. Rev. Bonds
(Trinity Hlth. Credit Group) , Ser. A, 5.00% 12/1/47(T)	Aa3	8,500,000	9,317,532
(Henry Ford Hlth.), 5.75%, 11/15/39 (Prerefunded 11/15/19)	AAA/P	2,000,000	2,026,280
MI State Hsg. Dev. Auth. Rev. Bonds, (Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,077,458
MI State Strategic Fund Ltd. Rev. Bonds, (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,650,000	1,866,959
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Evangelical Homes of MI), 5.25%, 6/1/32	BB+/F	320,000	333,898
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6.00%, 6/1/34	B-	575,000	578,111
Star Intl. Academy Rev. Bonds, (Pub. School Academy), 5.00%, 3/1/22	BBB	1,710,000	1,761,026
Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,163,860

			40,515,914
Minnesota (0.4%)
Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN, (Allina Hlth. Syst.), Ser. B-1, 1.47%, 11/15/35	VMIG 1	475,000	475,000
Minneapolis, Hlth. Care Syst. Rev. Bonds, (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 4.00%, 11/15/38	A+	1,000,000	1,101,430
St. Cloud, Hlth. Care Rev. Bonds, (CentraCare Hlth. Syst.), Ser. A, 5.125%, 5/1/30	A2	160,000	164,459

			1,740,889
Mississippi (1.7%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. C, 1.52%, 12/1/30	VMIG 1	1,750,000	1,750,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	6,200,000	6,204,836

			7,954,836
Missouri (1.3%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, (Kansas City Intl. Arpt. Terminal), Ser. B, 5.00%, 3/1/36	A2	5,000,000	6,085,250

			6,085,250
Nebraska (1.5%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A3	5,250,000	5,911,658
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Immanuel Oblig. Group), 5.625%, 1/1/40	AA/F	925,000	940,050

			6,851,708
Nevada (1.2%)
Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,565,000	1,799,734
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	3,600,000	3,992,472

			5,792,206
New Hampshire (1.0%)
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,151,650
(Elliot Hosp.), 5.00%, 10/1/38	A-	500,000	575,500
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,500,000	2,884,250

			4,611,400
New Jersey (8.5%)
Bayonne, G.O. Bonds, (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,510,795
NJ State Econ. Dev. Auth. Rev. Bonds
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB	500,000	559,490
Ser. WW, 5.25%, 6/15/32	Baa1	1,500,000	1,706,010
Ser. EEE, 5.00%, 6/15/48	Baa1	3,000,000	3,393,720
Ser. AAA, 5.00%, 6/15/36	Baa1	750,000	850,725
(Biomedical Research), Ser. A, 5.00%, 7/15/29	Baa1	400,000	462,708
Ser. B, 5.00%, 11/1/26	Baa1	4,500,000	5,369,130
5.00%, 6/15/26	Baa1	500,000	539,825
NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds, (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	2,000,000	2,276,580
NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds, (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	3,900,000	3,925,779
Ser. B, 5.60%, 11/1/34	A1	500,000	513,525
NJ State Higher Ed. Assistance Auth. Rev. Bonds, (Student Loan), Ser. 1A, 5.00%, 12/1/22	Aaa	2,500,000	2,773,800
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 5.75%, 7/1/37	Ba1	1,500,000	1,504,890
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. A, 5.00%, 12/15/35	Baa1	1,100,000	1,281,885
Ser. A, 5.00%, 12/15/34	Baa1	4,225,000	4,949,292
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/30	A+	1,900,000	2,229,251
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	1,000,000	1,190,840
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/34	A-	1,750,000	2,069,918
Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds, (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	2,300,000	2,495,477

			39,603,640
New Mexico (0.3%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BBB-	1,460,000	1,509,333

			1,509,333
New York (9.0%)
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	1,000,000	1,141,160
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.85%, 11/1/26	AA	3,880,000	3,874,335
NY Counties, Tobacco Trust III Rev. Bonds, (Tobacco Settlement Pass Through), 6.00%, 6/1/43	A3	80,000	80,142
NY State Dorm. Auth. Rev. Bonds, Ser. A, Group C , 5.00% 3/15/42(T)	Aa1	10,845,000	12,942,685
NY State Dorm. Auth. Rev. Bonds, Ser. A, 5.00% 3/15/44(T)	Aa1	10,400,000	11,769,737
NY State Liberty Dev. Corp. 144A Rev. Bonds, (3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	2,000,000	2,198,200
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Laguardia Arpt. Term. B Redev. Program), Ser. A, 5.00%, 7/1/41	Baa3	1,000,000	1,108,230
Port Auth. of NY & NJ Rev. Bonds, Ser. 207, 5.00%, 9/15/31	Aa3	3,150,000	3,893,274
Triborough Bridge & Tunnel Auth. Mandatory Put Bonds (10/1/20), Ser. D, 2.108%, 11/15/38	Aa3	5,000,000	5,009,800

			42,017,563
North Carolina (0.4%)
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes), Ser. C, 5.00%, 10/1/36	A-/F	550,000	629,288
NC State Med. Care Comm. Retirement Fac. Rev. Bonds, (Salemtowne), 5.25%, 10/1/37	BB/P	1,000,000	1,099,710

			1,728,998
Ohio (11.0%)
American Muni. Pwr., Inc. Rev. Bonds, (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/30	A2	1,250,000	1,492,113
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	1,160,000	1,169,396
Ser. A-3, 6.25%, 6/1/37	B-	3,225,000	3,248,704
Ser. A-2, 6.00%, 6/1/42	B3	1,500,000	1,494,285
Ser. A-2, 5.75%, 6/1/34	B-	6,825,000	6,661,132
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Square Foundation), 5.50%, 12/1/53	BB+	500,000	575,125
Columbus, Swr. VRDN, Ser. B, 1.36%, 6/1/32	VMIG 1	100,000	100,000
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 6.00%, 7/1/35	BBB/F	1,125,000	1,246,196
Franklin Cnty., Hosp. Fac. Rev. Bonds, (Nationwide Children's Hosp.), Ser. A, 4.00%, 11/1/44	Aa2	2,050,000	2,225,234
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	495,000	496,866
Lancaster, Port Auth. Mandatory Put Bonds (2/1/25), Ser. A, 5.00%, 8/1/49	Aa2	5,000,000	5,845,100
Northeast Ohio Regional Sewer District Rev. Bonds, 5.00%, 11/15/44(T)	Aa1	10,000,000	11,443,639
OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	2,000,000	2,125,340
OH State Air Quality Dev. Auth. FRB, (Columbus Southern Pwr. Co.), Ser. B, 5.80%, 12/1/38	A2	2,000,000	2,024,300
OH State Higher Edl. Fac. Comm. Rev. Bonds, (Kenyon College)
5.00%, 7/1/44	A	3,265,000	3,364,974
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	1,735,000	1,795,378
OH State Hosp. Fac. Rev. Bonds, (Cleveland Clinic Hlth. Syst.), Ser. A, 4.00%, 1/1/34	Aa2	1,250,000	1,412,100
OH State Private Activity Rev. Bonds, (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,125,000	1,282,129
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.)
5.00%, 2/15/33	A3	605,000	699,501
5.00%, 2/15/32	A3	745,000	864,632
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	625,000	679,600
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	120,000	129,342
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group)
5.00%, 7/1/33	A	500,000	564,135
5.00%, 7/1/32	A	250,000	283,360

			51,222,581
Oregon (1.4%)
Gilliam Cnty., Solid Waste Disp. Mandatory Put Bonds (5/2/22), (Waste Management, Inc.), Ser. A, 2.40%, 7/1/38	A-	2,250,000	2,297,588
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	1,500,000	1,504,635
Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	BBB/F	650,000	735,378
Salem, Hosp. Fac. Auth. Rev. Bonds, (Salem Hlth.), Ser. A, 5.00%, 5/15/33	A+	1,500,000	1,760,925

			6,298,526
Pennsylvania (6.4%)
Cap. Region Wtr. Rev. Bonds, 5.00%, 7/15/32	A+	1,000,000	1,228,460
Cmnwlth. Fin. Auth. Rev. Bonds, (Tobacco Master Settlement Payment), 5.00%, 6/1/35	A1	1,500,000	1,807,290
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries)
5.00%, 1/1/32	BBB+/F	200,000	225,788
5.00%, 1/1/31	BBB+/F	1,000,000	1,134,030
Franklin Cnty., Indl. Dev. Auth. Rev. Bonds, (Chambersburg Hosp.), U.S. Govt. Coll., 5.375%, 7/1/42 (Prerefunded 7/1/20)	AA-/F	1,000,000	1,038,200
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/44	BB+/F	1,000,000	1,110,570
PA State COP, Ser. A, 5.00%, 7/1/31	A2	425,000	518,517
PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds, (Amtrak), Ser. A, 5.00%, 11/1/32	A1	1,000,000	1,084,950
PA State Higher Edl. Fac. Auth. Rev. Bonds
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	500,000	534,120
(St. Joseph's U.), Ser. A, 5.00%, 11/1/40	A-	3,000,000	3,108,270
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	240,000	253,798
PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), BAM, 5.00%, 6/15/32	AA	2,030,000	2,217,917
PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A3	2,400,000	2,830,320
Ser. B-1, 5.00%, 6/1/42	A3	1,350,000	1,560,789
Ser. A, 5.00%, 12/1/38	A1	1,000,000	1,145,730
Ser. 2nd, 5.00%, 12/1/37	A3	1,000,000	1,178,050
zero %, 12/1/44	A2	4,385,000	4,473,182
PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/38	A2	1,250,000	1,501,025
Philadelphia, Gas Wks. Rev. Bonds, 5.00%, 8/1/32	A	1,000,000	1,163,860
Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	1,225,000	1,263,281
Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	450,000	539,001

			29,917,148
Rhode Island (0.6%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	2,750,000	2,907,135

			2,907,135
South Carolina (2.5%)
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	4,000,000	4,518,920
Ser. E, 5.50%, 12/1/53	A2	1,025,000	1,145,417
Ser. B, 5.00%, 12/1/56	A2	210,000	240,986
Ser. A, 5.00%, 12/1/55	A2	2,000,000	2,249,740
Ser. C, 5.00%, 12/1/46	A2	1,120,000	1,257,402
Ser. A, 5.00%, 12/1/36	A2	2,000,000	2,335,240

			11,747,705
Tennessee (3.3%)
Greeneville, Hlth. & Edl. Facs. Board Hosp. Rev. Bonds, (Ballad Hlth. Oblig. Group), Ser. A, 4.00%, 7/1/40	A-	5,000,000	5,299,200
Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds, (Mountain States Hlth. Alliance), 6.00%, 7/1/38 (Prerefunded 7/1/20)	A-	3,450,000	3,601,317
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Mandatory Put Bonds (7/1/21), (Vanderbilt U. Med. Ctr.), Ser. D, 4.888%, 7/1/46	A3	3,000,000	3,083,640
Tennergy Corp., Gas Mandatory Put Bonds (10/1/24), Ser. A, 5.00%, 2/1/50	Aa2	3,000,000	3,478,560

			15,462,717
Texas (11.7%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A
5.00%, 12/1/36	BBB-	500,000	565,345
PSFG, 5.00%, 12/1/35	AAA	500,000	599,650
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/35	A3	580,000	690,420
5.00%, 10/1/34	A3	530,000	633,032
Bexar Cnty., G.O. Bonds, 4.00%, 6/15/33	Aaa	1,250,000	1,398,000
Central TX Regl. Mobility Auth. Rev. Bonds, (Sr. Lien), Ser. A, 5.00%, 1/1/33	A-	425,000	465,868
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	1,150,000	1,279,881
(IDEA Pub. Schools), 5.00%, 8/15/28	BBB+	300,000	354,237
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	3,050,000	3,174,684
Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	3,000,000	3,440,190
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,097,760
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa2	800,000	853,704
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN, (The Methodist Hosp.), Ser. C-1, 1.50%, 12/1/24	A-1+	100,000	100,000
Houston, Util. Syst. Rev. Bonds, Ser. A, 5.00%, 11/15/33	AA	1,500,000	1,570,680
Love Field, Gen. Arpt. Modernization Corp. Rev. Bonds, 5.00%, 11/1/35	A1	1,000,000	1,153,750
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,500,000	1,767,090
Montgomery Cnty., Toll Road Auth. Rev. Bonds
5.00%, 9/15/43	BBB-	1,295,000	1,433,733
5.00%, 9/15/34	BBB-	205,000	231,859
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	537,675
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,057,880
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.125%, 7/1/53	AA	1,000,000	1,054,310
(Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	600,000	665,586
North TX, Tollway Auth. Rev. Bonds, (1st Tier), Ser. I, 6.50%, 1/1/43	A1	4,000,000	4,958,280
Tarrant Cnty., Cultural Ed. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs.), Ser. B, 5.00%, 11/15/40	A/F	2,000,000	2,245,780
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	BBB/F	3,000,000	3,485,170
TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,650,585
TX State Muni. Pwr. Agcy. Rev. Bonds, (Syst. Net/Transmission Converting Security), 5.00%, 9/1/42	A+	1,400,000	1,448,412
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/55	Baa3	2,000,000	2,206,840
TX State Trans. Comm. Tpk. Syst. Rev. Bonds, (1st Tier), Ser. A, 5.00%, 8/15/41	A3	2,500,000	2,694,575
Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	300,000	336,447
TX State Transportation Commission G.O. Bonds, Ser. A, 5.00% 10/1/44(T)	Aaa	9,855,000	11,335,954

			54,487,377
Utah (0.1%)
Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	300,000	304,968

			304,968
Virginia (3.9%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB+/F	425,000	475,214
Louisa, Indl. Dev. Auth. Poll. Control Mandatory Put Bonds (4/1/22), (Virginia Elec. & Pwr. Co.), Ser. C, 1.80%, 11/1/35	A2	2,000,000	2,016,140
Small Bus. Fin. Auth. Private Activity Rev. Bonds, (Transform 66 P3), 5.00%, 12/31/49	Baa3	4,250,000	4,844,533
VA Cmnwlth. Trans. Board Rev. Bonds, 4.00%, 5/15/33	Aa1	3,000,000	3,443,730
VA State Small Bus. Fin. Auth. Rev. Bonds, (95 Express Lanes LLC), 5.00%, 1/1/44	BBB	2,000,000	2,124,120
York Cnty., Econ. Dev. Auth. Poll. Control Mandatory Put Bonds (6/1/23), (Virginia Elec. & Pwr. Co.), Ser. A, 1.90%, 5/1/33	A2	5,150,000	5,212,521

			18,116,258
Washington (2.8%)
King Cnty., Public Hosp. Dist. No. 1 G.O. Bonds, (Valley Med. Ctr.), 5.00%, 12/1/38	A2	2,365,000	2,829,084
Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	875,000	979,729
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	1,300,000	1,419,639
Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	2,125,000	2,244,106
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.618%, 1/1/42	A+	1,500,000	1,518,285
WA State Hlth. Care Fac. Auth. Rev. Bonds
(Kadlec Med. Ctr.), 5.50%, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,200,000	1,268,544
(Overlake Hosp. Med. Ctr.), Ser. A, 5.00%, 7/1/35	A2	2,350,000	2,822,021

			13,081,408
Wisconsin (1.4%)
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds, (Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	350,000	381,483
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.), 5.00%, 5/1/42	BBB+	1,100,000	1,224,795
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 5.00%, 8/15/39	A1	750,000	830,655
(Three Pillars Sr. Living), 5.00%, 8/15/33	A/F	430,000	471,628
(Advocate Aurora Hlth. Oblig. Group), Ser. A, 4.00%, 8/15/35	AA	3,000,000	3,346,440
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	250,000	276,953

			6,531,954

Total municipal bonds and notes (cost $602,858,696)			$639,256,461

SHORT-TERM INVESTMENTS (0.2%)(a)
	Shares	Value
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.26%(P)	880,000	$880,000

Total short-term investments (cost $880,000)		$880,000
TOTAL INVESTMENTS

Total investments (cost $603,738,696)		$640,136,461

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citibank, N.A.
	$22,250,000	$28,347	(E)	$—	7/12/25	SIFMA Municipal Swap index — Quarterly	1.245% — Semiannually	$28,347
	6,700,000	60,930	(E)	—	7/12/40	1.737% — Semiannually	SIFMA Municipal Swap index — Quarterly	(60,930)

	Upfront premium received			—			Unrealized appreciation	28,347

	Upfront premium (paid)			—		Unrealized (depreciation)		(60,930)

	Total			$—			Total	$(32,583)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/19 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$7,150,000	$19,949	$—	10/23/19	—	1.63% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$19,949
2,225,000	48,839	—	9/5/19	—	1.78% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	48,839
4,450,000	107,468	—	9/4/19	—	1.79% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	107,468
18,000,000	796,680	—	8/13/19	—	2.20% minus Municipal Market Data Index AAA municipal yields 15 Year rate — At maturity	796,680
737,500	58,491	—	8/6/19	—	2.64% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	58,491
737,500	58,410	—	8/7/19	—	2.64% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	58,410
1,115,000	51,034	—	6/2/20	—	2.7% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(51,034)
2,225,000	101,082	—	6/4/20	—	2.71% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(101,082)
Morgan Stanley & Co. International PLC
1,850,000	11,803	—	10/22/19	—	2.345% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	11,803

Upfront premium received		—	Unrealized appreciation			1,101,640

Upfront premium (paid)		—	Unrealized (depreciation)			(152,116)

Total		$—			Total	$949,524

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2019 through July 31, 2019 ((the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $466,312,536
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $9,042, or less than 0.1% of net assets.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When issued securities (Note 1)
	At the close of the reporting period, the fund maintained liquid assets totaling $67,577,987 to cover tender option bonds and the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.40%, 2.22% and 2.27%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	22.1%
	Healthcare	21.6
	Utilities	17.7
	State debt	15.6
	Tax bonds	13.5
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to for hedging term structure risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors and for hedging inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities.
	At the close of the reporting period, the fund’s investments with a value of $56,809,547 were held by the TOB trust and served as collateral for $36,591,091 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $145,117 for these investments based on an average interest rate of 1.58%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$3,700,936	$635,546,483	$9,042
Short-term investments	880,000	—	—

Totals by level	$4,580,936	$635,546,483	$9,042
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	—	(32,583)	—
Total return swap contracts	—	949,524	—

Totals by level	$—	$916,941	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	$1,129,987	$213,046

Total	$1,129,987	$213,046
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC interest rate swap contracts (notional)	$21,700,000
OTC total return swap contracts (notional)	$30,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com